Shareholder Report, Line Graph (Details) 194909_Aristotle Small Cap Equity Fund_Class I-2_TSR Annual {Class I-2} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 18,875	$ 19,437	$ 17,697	$ 18,450	$ 18,424	$ 10,084	$ 13,917	$ 13,927	$ 12,422	$ 10,000	$ 20,823
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	30,620	28,558	22,088	24,161	21,587	13,282	14,616	13,438	11,807	10,000	$ 36,157
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Total Return Index
Accumulated Value	$ 20,409	$ 21,260	$ 17,760	$ 20,092	$ 21,326	$ 10,945	$ 14,399	$ 14,110	$ 12,622	$ 10,000	$ 25,659